Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Right of use assets and lease liabilities
Note 15.
Right-of-use
assets and lease liabilities
The carrying amount of the Company’s
right-of-use
assets and lease liabilities, as well as the changes for the years ended December 2022, and 2021, are detailed below:

	Right-of-use assets			Total lease liabilities
	Buildings	Plant and machinery	Total
Amounts as of December 31, 2021	1,211	25,243	26,454	(27,074)

Additions	—	449	449	(449)
Re-estimations	348	9,206	9,554	(9,554)
Depreciation (1)	(573)	(9,656)	(10,229)	—
Payments	—	—	—	11,494
Interest expense (2)	—	—	—	(3,611)

Amounts as of December 31, 2022	986	25,242	26,228	(29,194)

(1)	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,827.
(2)	Including drilling agreements capitalized as “ W orks in progress” for 1,686.

	Right-of-use assets			Total lease liabilities
	Buildings	Plant and machinery	Total
Amounts as of December 31, 2020	1,319	21,259	22,578	(23,681)

Additions	—	7,162	7,162	(7,162)
Re-estimations	367	1,958	2,325	(2,242)
Depreciation (1)	(475)	(5,136)	(5,611)	—
Payments	—	—	—	8,911
Interest expense (2)	—	—	—	(2,900)

Amounts as of December 31, 2021	1,211	25,243	26,454	(27,074)

(1)	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,902.
(2)	Including drilling agreements capitalized as “ W orks in progress” for 1,821.
In line with Note 2.4.3, short-term and
low-value
leases were recognized under “General and administrative expenses” in the statements of profit or loss and other comprehensive income for 118, 152 and 131 for the years ended December 31, 2022, 2021, and 2020, respectively.